Cash and Cash Equivalents - For Purposes of The Statement of Cash Flows, We Consider All Cash in Banks, Money Market Funds, and Certificates of Deposit With A Maturity of Less Than Three Months To Be Cash Equivalents. (Policies)
3 Months Ended
Nov. 30, 2014
Policies
Cash and Cash Equivalents - For Purposes of The Statement of Cash Flows, We Consider All Cash in Banks, Money Market Funds, and Certificates of Deposit With A Maturity of Less Than Three Months To Be Cash Equivalents.

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.